Inventory	12 Months Ended
Feb. 28, 2014
Inventory [Text Block]
2.	Inventory

	2014	2013
Finished goods, net	$219,842	$526,810
Raw materials	366,671	552,780
	$586,513	$1,079,590

The ending balance above includes a total inventory obsolescence provision of $100,058 as at February 28, 2014 (2013 - $129,106).

Inventory Obsolescence Provision	2014	2013	2012

Balance at beginning of year	$129,106	$115,413	$117,320
Obsolescence provision	156,000	242,717	88,883
Write-off of inventory	(185,048)	(229,024)	(90,790)
Balance at end of year	$100,058	$129,106	$115,413